CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net unrealized gain (loss) arising during the period, tax	₨ (436.4)	₨ 381.0	₨ (426.7)
Net unrealized gain (loss) arising during the period, tax	12,138.8	249.0	(15,704.2)
Reclassification adjustment for net (gain) loss included in net income, tax	₨ 3,426.8	₨ 7,827.8	₨ 4,739.2